UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if amendment [ ];
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     May 11, 2011

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       36

Form 13F Information Table Value Total:  456,744

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                          VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER        VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS   SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7           COLUMN 8
====================================================================================================================================
Abbott Laboratories          Common         002824 10 0    5,886     120,000  SH         SOLE                120,000   0         0
Agilent Technologies, Inc.   Common         00846U 10 1   34,928     780,000  SH         SOLE                780,000   0         0
Analog Devices, Inc.         Common         032654 10 5   26,971     684,900  SH         SOLE                684,900   0         0
AT&T Inc.                    Common         00206R 10 2    6,122     200,000  SH         SOLE                200,000   0         0
The Bank of New York
  Mellon Corporation         Common         064058 10 0   20,162     675,000  SH         SOLE                675,000   0         0
Brady Corporation            Class A        104674 10 6   26,768     750,000  SH         SOLE                750,000   0         0
Carlisle Companies Inc.      Common         142339 10 0   13,365     300,000  SH         SOLE                300,000   0         0
CEVA, Inc.                   Common         157210 10 5   23,971     896,800  SH         SOLE                896,800   0         0
Coherent, Inc.               Common         192479 10 3   46,546     801,000  SH         SOLE                801,000   0         0
Convergys Corporation        Common         212485 10 6   24,412   1,700,000  SH         SOLE              1,700,000   0         0
Devon Energy Corporation     Common         25179M 10 3   18,354     200,000  SH         SOLE                200,000   0         0
Flextronics International
  Ltd.                       Common         Y2573F 10 2    4,706     630,000  SH         SOLE                630,000   0         0
General Electric Company     Common         369604 10 3    4,010     200,000  SH         SOLE                200,000   0         0
GeoMet Inc.                  Common         37250U 20 1    3,280   2,000,000  SH         SOLE              2,000,000   0         0
GeoMet Inc.                  Preferred
                             Conv.A         37250U 30 0    2,992     216,823  SH         SOLE                216,823   0         0
Heritage-Crystal Clean Inc.  Common         42726M 10 6    5,895     413,712  SH         SOLE                413,712   0         0
Home Federal Bancorp, Inc.   Common         43710G 10 5    2,021     171,600  SH         SOLE                171,600   0         0
Intel Corporation            Common         458140 10 0   29,261   1,450,000  SH         SOLE              1,450,000   0         0
Johnson & Johnson            Common         478160 10 4    5,925     100,000  SH         SOLE                100,000   0         0
JP Morgan Chase & Co.        Common         46625H 10 0    4,610     100,000  SH         SOLE                100,000   0         0
McMoRan Exploration
  Corporation                Common         582411 10 4   11,689     660,000  SH         SOLE                660,000   0         0
Medtronic, Inc.              Common         585055 10 6    3,935     100,000  SH         SOLE                100,000   0         0
Mindspeed Technologies Inc.  Common         602682 20 5    4,019     475,000  SH         SOLE                475,000   0         0
Motorola Mobility Holdings   Common         620097 10 5    1,525      62,500  SH         SOLE                 62,500   0         0
Motorola Solutions Inc.      Common         620076 30 7    8,938     200,000  SH         SOLE                200,000   0         0
Murphy Oil Corporation       Common         626717 10 2   20,558     280,000  SH         SOLE                280,000   0         0
NewStar Financial, Inc.      Common         65261F 10 5    3,046     278,900  SH         SOLE                278,900   0         0
Precision Castparts
  Corporation                Common         740189 10 5   14,718     100,000  SH         SOLE                100,000   0         0
QEP Resources Inc.           Common         74733V 10 0   10,228     252,300  SH         SOLE                252,300   0         0
RadiSys Corporation          Common         750459 10 9   10,305   1,190,000  SH         SOLE              1,190,000   0         0
Roper Industries, Inc.       Common         776696 10 6   15,563     180,000  SH         SOLE                180,000   0         0
Sonus Networks, Inc.         Common         835916 10 7   11,280   3,000,000  SH         SOLE              3,000,000   0         0
Vical Incorporated           Common         925602 10 4      799     270,000  SH         SOLE                270,000   0         0
Vodafone Group PLC           Sponsored ADR  92857W 20 9    8,050     280,000  SH         SOLE                280,000   0         0
Walgreen Co.                 Common         931422 10 9    9,232     230,000  SH         SOLE                230,000   0         0
Xerox Corporation            Common         984121 10 3   12,674   1,190,000  SH         SOLE              1,190,000   0         0